Share Capital - Schedule of Issued and Outstanding Shares (Details) - Common Shares [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Issued and Outstanding Shares [Line Items]
Balance (in Shares)	321,257,689	276,658,208
Balance	$ 153,294,666	$ 128,886,879
Warrants exercised, Shares		22,737,789
Warrants exercised		$ 4,802,641
Options exercised, Shares		3,912,405
Options exercised		$ 2,839,539
DSU exercised, Shares		6,432,281
DSU exercised		$ 4,517,142
Treasury shares paid out, Shares		3,998,508
Treasury shares paid out		$ 6,146,231
Treasury shares acquired, Shares		(5,437,992)
Treasury shares acquired		$ (3,112,835)
NCIB, Shares		(1,840,600)
NCIB		$ (2,804,597)
Balance (in Shares)		321,257,689
Balance		$ 153,294,666
Reflexivity LLC
Schedule of Issued and Outstanding Shares [Line Items]
Acquisition, Shares		5,000,000
Acquisition		$ 2,295,276
Solana IP
Schedule of Issued and Outstanding Shares [Line Items]
Acquisition, Shares		7,297,090
Acquisition		$ 4,659,113
Stillman Digital Inc and Stillman Bermuda Inc
Schedule of Issued and Outstanding Shares [Line Items]
Acquisition, Shares		2,500,000
Acquisition		$ 5,065,277
Acquisition of Reflexivity LLC
Schedule of Issued and Outstanding Shares [Line Items]
Acquisition, Shares	186,034
Acquisition	$ 442,722
RSU conversion, Shares	112,500
RSU conversion	$ 216,250
Share purchase agreement, Shares	1,607,717
Share purchase agreement	$ 3,909,861
Private placement, Shares	45,662,101
Private placement	$ 46,758,112
Share issuance costs, Shares
Share issuance costs	$ (4,192,788)
Warrants exercised, Shares	3,125,000
Warrants exercised	$ 671,132
Options exercised, Shares	9,237,595
Options exercised	$ 14,735,950
DSU exercised, Shares	4,435,755
DSU exercised	$ 6,908,083
Treasury shares paid out, Shares	1,439,484
Treasury shares paid out	$ 3,000,000
NCIB, Shares	(1,235,900)
NCIB	$ (2,769,629)
Balance (in Shares)	385,827,975
Balance	$ 222,974,359